Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt

	December 31,
($ thousands)	2017	2016
6.250% Senior Secured Notes due 2022	1,470,075	1,472,150
6.500% Senior Secured Notes due 2025	1,086,913	1,085,537
4.750% Senior Secured Notes due 2023	1,008,601	884,917
4.125% Senior Secured Notes due 2020	833,655	730,465
5.625% Senior Secured Notes due 2020	595,767	593,954
4.750% Senior Secured Notes due 2020	585,171	509,050
7.500% Senior Secured Notes due 2019	148,231	521,894
5.500% Senior Secured Notes due 2020	125,709	126,294
5.350% Senior Secured Notes due 2023	61,082	61,187
6.625% Senior Secured Notes due 2018	—	521,556
Senior Secured Notes, long-term	5,915,204	6,507,004

Term Loan Facility due 2023	1,785,361	—
Revolving Credit Facilities due 2021	76,880	516,529
Term Loan Facilities due 2019	—	839,552
Long-term debt, less current portion	7,777,445	7,863,085

6.625% Senior Secured Notes due 2018	599,114	—
Other	—	77
Current portion of long-term debt	599,114	77
Total Debt	8,376,559	7,863,162

Reconciliation of Principal Balances of Debt Obligations to the Balance Sheet
The principal balance of each debt obligation and a reconciliation to the consolidated balance sheet follows:

	December 31, 2017
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
6.250% Senior Secured Notes due 2022	1,500,000	(14,808)	—	(15,117)	1,470,075
6.500% Senior Secured Notes due 2025	1,100,000	(13,087)	—	—	1,086,913
4.750% Senior Secured Notes due 2023	1,019,405	(10,804)	—	—	1,008,601
4.125% Senior Secured Notes due 2020	839,510	(5,855)	—	—	833,655
5.625% Senior Secured Notes due 2020	600,000	(4,233)	—	—	595,767
4.750% Senior Secured Notes due 2020	599,650	(14,479)	—	—	585,171
7.500% Senior Secured Notes due 2019	144,303	—	3,708	220	148,231
5.500% Senior Secured Notes due 2020	124,143	—	1,757	(191)	125,709
5.350% Senior Secured Notes due 2023	60,567	—	515	—	61,082
Senior Secured Notes, long-term	5,987,578	(63,266)	5,980	(15,088)	5,915,204

Term Loan Facility due 2023	1,798,950	(13,589)	—	—	1,785,361
Revolving Credit Facilities due 2021	95,000	(18,120)	—	—	76,880
6.625% Senior Secured Notes due 2018	599,650	(536)	—	—	599,114
Total Debt	8,481,178	(95,511)	5,980	(15,088)	8,376,559

	December 31, 2016
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
6.250% Senior Secured Notes due 2022	1,500,000	(17,804)	—	(10,046)	1,472,150
6.500% Senior Secured Notes due 2025	1,100,000	(14,463)	—	—	1,085,537
4.750% Senior Secured Notes due 2023	895,985	(11,068)	—	—	884,917
4.125% Senior Secured Notes due 2020	737,870	(7,405)	—	—	730,465
5.625% Senior Secured Notes due 2020	600,000	(6,046)	—	—	593,954
4.750% Senior Secured Notes due 2020	527,050	(18,000)	—	—	509,050
7.500% Senior Secured Notes due 2019	500,000	(29)	20,733	1,190	521,894
5.500% Senior Secured Notes due 2020	124,143	—	2,418	(267)	126,294
5.350% Senior Secured Notes due 2023	60,567	—	620	—	61,187
6.625% Senior Secured Notes due 2018	527,050	(5,494)	—	—	521,556
Senior Secured Notes, long-term	6,572,665	(80,309)	23,771	(9,123)	6,507,004

Term Loan Facilities due 2019	843,280	(3,728)	—	—	839,552
Revolving Credit Facilities due 2021	540,820	(24,291)	—	—	516,529
Other	77	—	—	—	77
Total Debt	7,956,842	(108,328)	23,771	(9,123)	7,863,162

Summary of Payments Due Under Significant Contractual Commitments
The Parent must repay the Term Loan Facility in four installments, as detailed below:

Due Date	Amount (€ thousands)
January 25, 2020	320,000
January 25, 2021	320,000
January 25, 2022	320,000
January 25, 2023	540,000
Principal payments for each debt obligation for the next five years and thereafter are as follows:

	Calendar year
($ thousands)	2018	2019	2020	2021	2022	2023 and thereafter	Total
6.250% Senior Secured Notes due 2022	—	—	—	—	1,500,000	—	1,500,000
6.500% Senior Secured Notes due 2025	—	—	—	—	—	1,100,000	1,100,000
4.750% Senior Secured Notes due 2023	—	—	—	—	—	1,019,405	1,019,405
4.125% Senior Secured Notes due 2020	—	—	839,510	—	—	—	839,510
5.625% Senior Secured Notes due 2020	—	—	600,000	—	—	—	600,000
4.750% Senior Secured Notes due 2020	—	—	599,650	—	—	—	599,650
7.500% Senior Secured Notes due 2019	—	144,303	—	—	—	—	144,303
5.500% Senior Secured Notes due 2020	—	—	124,143	—	—	—	124,143
5.350% Senior Secured Notes due 2023	—	—	—	—	—	60,567	60,567
Senior Secured Notes, long-term	—	144,303	2,163,303	—	1,500,000	2,179,972	5,987,578

Term Loan Facility due 2023	—	—	383,776	383,776	383,776	647,622	1,798,950
Revolving Credit Facilities due 2021	—	—	—	95,000	—	—	95,000
6.625% Senior Secured Notes due 2018	599,650	—	—	—	—	—	599,650
Total Principal Payments	599,650	144,303	2,547,079	478,776	1,883,776	2,827,594	8,481,178

Schedule of Senior Secured Notes
The key terms of the Company's senior secured notes (the "Notes"), which are rated Ba2 and BB+ by Moody’s Investor Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), respectively, are as follows:

Description		Principal (thousands)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
6.250% Senior Secured Notes due 2022		$1,500,000	6.52%	Parent	*	†	+	Semi-annually in arrears
6.500% Senior Secured Notes due 2025		$1,100,000	6.71%	Parent	*	†	+	Semi-annually in arrears
4.750% Senior Secured Notes due 2023		€850,000	4.98%	Parent	*	†	+	Semi-annually in arrears
4.125% Senior Secured Notes due 2020		€700,000	4.47%	Parent	*	†	+	Semi-annually in arrears
5.625% Senior Secured Notes due 2020		$600,000	5.98%	Parent	*	†	+	Semi-annually in arrears
4.750% Senior Secured Notes due 2020	[1]	€500,000	6.00%	Parent	*	†	++	Annually in arrears
7.500% Senior Secured Notes due 2019		$144,303	5.67%	IGT	**	††	+++	Semi-annually in arrears
5.500% Senior Secured Notes due 2020		$124,143	4.88%	IGT	**	††	+++	Semi-annually in arrears
5.350% Senior Secured Notes due 2023		$60,567	5.47%	IGT	**	††	+++	Semi-annually in arrears
6.625% Senior Secured Notes due 2018	[1]	€500,000	7.74%	Parent	*	†	++	Annually in arrears

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†	Ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

††	Certain intercompany loans with principal balances in excess of $10 million.

+
The Parent may redeem in whole or in part at any time prior to (1) the date which is three months prior to maturity with respect to the notes which are due in 2020 and (2) the date which is six months prior to maturity with respect to the notes which are due in 2022, 2023 and 2025 at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such dates, the Parent may redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of these notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++
The Parent may redeem in whole but not in part at the greater of (1) 100% of their principal amount together with accrued and unpaid interest, or (2) at an amount specified in the terms and conditions of these notes. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest.

+++
IGT may redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. Upon the occurrence of certain events, IGT will be required to offer to repurchase all of these notes at a price equal to 100% of their principal amount together with accrued and unpaid interest.

[1] Subject to a 1.25% per annum decrease in the event of an upgrade in ratings by Moody’s and S&P.

Schedule of Revolving Credit Facilities
The senior facilities agreement (the "RCF Senior Facilities Agreement") provides for the following multi-currency revolving credit facilities (the "Revolving Credit Facilities"):

Maximum Amount Available (thousands)	Facility	Borrowers
$1,200,000	Revolving Credit Facility A	Parent, IGT and IGT Global Solutions Corporation
€725,000	Revolving Credit Facility B	Parent and Lottomatica Holding S.r.l.

Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit
The following table summarizes the letters of credit outstanding at December 31, 2017 and 2016 and the weighted average annual cost of such letters of credit:

	Letters of Credit Outstanding
($ thousands)	Not under the Revolving Credit Facilities	Under the Revolving Credit Facilities	Total	Weighted Average Annual Cost
December 31, 2017	510,962	—	510,962	1.02%
December 31, 2016	827,850	—	827,850	0.94%